Operating lease liabilities	12 Months Ended
Dec. 31, 2022
Operating lease liabilities
Operating lease liabilities

14. Operating lease liabilities

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

	Year ended December 31,
Lease Term and Discount Rate	2021		2022
Weighted-average remaining lease term:
- Operating leases	5.88	years	5.50	years
Weighted-average discount rate
- Operating leases	6.63%		6.69%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2023	285,022
2024	222,731
2025	163,463
2026	106,735
2027	64,511
Thereafter	248,871
Total lease commitment	1,091,333

Less: Imputed interest	(181,933)

Total operating lease liabilities	909,400
Less: current operating lease liabilities	(235,445)

Long-term operating lease liabilities	673,955

As of December 31, 2022, the future lease payments for short-term operating leases that are not capitalized as right-of-use assets were RMB 4,055.

Supplemental cash flow information related to leases for the year ended December 31, 2021 and 2022 is as follows:

	For Year Ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	261,435	371,295
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	863,076	54,036

During the three years ended December 31, 2020, 2021 and 2022, the Group incurred operating lease expenses of RMB187,881, RMB319,649 and RMB 367,605 (excluding RMB42,940 for short-term leases not capitalized as right-of-use assets), respectively.